Stockholders' deficit - Common stock reserved for issuance (FY) (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Conversion of preferred stock (in shares)	34,611,100	43,507,130	1,760,903
Exercise of options to purchase common stock (in shares)	13,150,872	7,815,442	7,791,833
Warrants to purchase common stock (in shares)	60,874,177	59,501,978	16,981,854
Notes payable (in shares)	7,718,488	7,530,232	4,437,500
Total (in shares)	116,354,637	118,354,782	30,972,090